Financial Instruments - Schedule of Reconciliation Financial Instruments Carried at Fair Value (Details) - Dori Energy Loan [Member] - Level 3 of Fair Value Hierarchy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial liability, Balance beginning	€ 5,698	€ (61,537)
Total income recognized in profit or loss	(127)	13,777
Total income recognized in other comprehensive income	7,856	53,548
Financial liability, Balance ending	€ 13,427	€ 5,698